The Company and Summary of Significant Accounting Policies (Details)	Dec. 31, 2013	Dec. 31, 2012
Antidilitive securities excluded from calculation	11,010,886	617,053
Options
Antidilitive securities excluded from calculation	5,672,464	325,846
Non-employee warrant [Member]
Antidilitive securities excluded from calculation	150,835	150,835
Warrants
Antidilitive securities excluded from calculation	5,187,587	140,372